UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2012
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 45.8%

                 BRAZIL - 7.9%
        113,924  Banco Bradesco S.A., ADR .................................................  $   1,830,759
         22,000  Lojas Renner S.A..........................................................        730,349
         27,000  Multiplan Empreendimentos Imobiliarios S.A................................        793,785
         86,000  Petroleo Brasileiro S.A., ADR ............................................      1,898,020
         66,500  Souza Cruz S.A............................................................        891,259
         73,267  Ultrapar Participacoes S.A................................................      1,639,359
         99,100  Vale S.A., Preference Shares, ADR ........................................      1,720,376
                                                                                             -------------
                                                                                                 9,503,907
                                                                                             -------------

                 CHILE - 0.8%
         12,600  Banco Santander Chile S.A., ADR ..........................................        922,824
                                                                                             -------------

                 CHINA - 1.2%
      1,070,000  PetroChina Co., Ltd., Class H ............................................      1,402,004
                                                                                             -------------

                 HONG KONG - 5.3%
        245,600  AIA Group Ltd.............................................................        915,373
        216,500  China Mobile Ltd..........................................................      2,399,803
        202,000  Hang Lung Group Ltd.......................................................      1,280,403
        640,000  Swire Pacific Ltd., B Shares .............................................      1,485,677
         89,600  Swire Properties Ltd......................................................        277,327
                                                                                             -------------
                                                                                                 6,358,583
                                                                                             -------------

                 HUNGARY - 0.8%
          5,500  Richter Gedeon Nyrt ......................................................        961,771
                                                                                             -------------

                 INDIA - 5.4%
         20,000  GlaxoSmithKline Pharmaceuticals Ltd.......................................        751,180
         13,000  Grasim Industries Ltd.....................................................        816,859
         23,000  Hero Honda Motors Ltd.....................................................        819,924
         62,000  Hindustan Unilever Ltd....................................................        641,629
        110,500  Housing Development Finance Corp., Ltd....................................      1,622,357
         20,000  ICICI Bank Ltd............................................................        401,479
         23,668  Infosys Technologies Ltd..................................................      1,137,496
          7,428  UltraTech Cement Ltd......................................................        277,129
                                                                                             -------------
                                                                                                 6,468,053
                                                                                             -------------

                 INDONESIA - 1.2%
      1,955,000  PT Astra International Tbk ...............................................      1,511,703
                                                                                             -------------

                 ITALY - 1.0%
         30,600  Tenaris S.A., ADR ........................................................      1,247,562
                                                                                             -------------

                 KAZAKHSTAN - 0.0%
            376  BTA Bank JSC (b)..........................................................              1
                                                                                             -------------

                 MALAYSIA - 1.4%
        220,000  CIMB Group Holdings Berhad ...............................................        539,833
        249,000  Public Bank Berhad .......................................................      1,171,477
                                                                                             -------------
                                                                                                 1,711,310
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

                 MEXICO - 3.3%
         17,700  Fomento Economico Mexicano, S.A.B. de C.V., ADR ..........................  $   1,628,046
         40,000  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ................        716,000
        302,200  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .......................      1,708,008
                                                                                             -------------
                                                                                                 4,052,054
                                                                                             -------------

                 PHILIPPINES - 1.5%
      1,550,000  Ayala Land, Inc...........................................................        886,192
        484,672  Bank of the Philippine Islands ...........................................        927,168
                                                                                             -------------
                                                                                                 1,813,360
                                                                                             -------------

                 POLAND - 0.8%
         20,000  Bank Pekao S.A............................................................        985,126
                                                                                             -------------

                 RUSSIA - 1.3%
         25,500  LUKOIL, ADR ..............................................................      1,569,270
                                                                                             -------------

                 SOUTH AFRICA - 2.6%
         43,610  Massmart Holdings Ltd.....................................................        874,558
         20,978  SABMiller PLC ............................................................        911,810
        119,729  Truworths International Ltd...............................................      1,352,220
                                                                                             -------------
                                                                                                 3,138,588
                                                                                             -------------

                 SOUTH KOREA - 2.8%
          1,256  E-Mart Co., Ltd...........................................................        274,045
          4,300  Samsung Electronics Co., Ltd., Preference Shares .........................      3,052,568
            443  Shinsegae Co., Ltd........................................................         83,703
                                                                                             -------------
                                                                                                 3,410,316
                                                                                             -------------

                 TAIWAN - 2.3%
        210,005  Taiwan Mobile Co., Ltd....................................................        766,559
        643,954  Taiwan Semiconductor Manufacturing Co., Ltd...............................      1,972,711
                                                                                             -------------
                                                                                                 2,739,270
                                                                                             -------------

                 THAILAND - 2.8%
        190,000  PTT Exploration and Production Public Co., Ltd............................      1,003,086
         89,200  Siam Cement Public (The) Co., Ltd.........................................      1,153,398
        230,600  Siam Commercial Bank Public Co., Ltd......................................      1,262,382
                                                                                             -------------
                                                                                                 3,418,866
                                                                                             -------------

                 TURKEY - 2.1%
         87,635  Akbank TAS ...............................................................        346,199
         20,222  Bim Birlesik Magazalar A.S................................................        843,873
        181,150  Haci Omer Sabanci Holding AS .............................................        794,247
        141,000  Turkiye Garanti Bankasi AS ...............................................        588,399
                                                                                             -------------
                                                                                                 2,572,718
                                                                                             -------------

                 UNITED KINGDOM - 1.3%
          9,000  BHP Billiton PLC .........................................................        278,824


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

                 UNITED KINGDOM - (CONTINUED)
         56,608  Standard Chartered PLC ...................................................  $   1,279,752
                                                                                             -------------
                                                                                                 1,558,576
                                                                                             -------------
                 TOTAL COMMON STOCKS ......................................................     55,345,862
                 (Cost $36,967,936)                                                          -------------

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - 41.1%

                 ARGENTINA - 1.2%
        470,000  Republic of Argentina (USD) ...........            7.00%      09/12/13            469,683
        995,000  Republic of Argentina (USD) ...........            8.75%      06/02/17            975,100
                                                                                             -------------
                                                                                                 1,444,783
                                                                                             -------------

                 BRAZIL - 4.5%
        738,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) .............................           10.00%      01/01/15            376,280
      4,070,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) .............................           10.00%      01/01/17          2,077,799
      4,910,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) .............................           10.00%      01/01/21          2,474,819
        400,000  Republic of Brazil (USD) ..............            5.63%      01/07/41            514,000
                                                                                             -------------
                                                                                                 5,442,898
                                                                                             -------------

                 CROATIA - 1.2%
        700,000  Croatia Government International Bond
                     (USD) (d)..........................            6.25%      04/27/17            759,500
        600,000  Croatia Government International Bond
                     (USD) .............................            6.63%      07/14/20            675,600
                                                                                             -------------
                                                                                                 1,435,100
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.9%
        450,000  Dominican Republic (USD) ..............            7.50%      05/06/21            510,750
        528,000  Dominican Republic (USD) ..............            8.63%      04/20/27            600,600
                                                                                             -------------
                                                                                                 1,111,350
                                                                                             -------------

                 EGYPT - 0.6%
        250,000  Arab Republic of Egypt (USD) (d).......            6.88%      04/30/40            248,125
        500,000  Arab Republic of Egypt (USD) ..........            6.88%      04/30/40            496,250
                                                                                             -------------
                                                                                                   744,375
                                                                                             -------------

                 GEORGIA - 0.3%
        350,000  Georgian Oil and Gas Corp. (USD) (d)...            6.88%      05/16/17            360,500
                                                                                             -------------

                 HUNGARY - 2.6%
     40,000,000  Hungary Government Bond (HUF) .........            6.75%      08/22/14            181,949
    663,000,000  Hungary Government Bond (HUF) .........            6.75%      11/24/17          2,991,583
                                                                                             -------------
                                                                                                 3,173,532
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (CONTINUED)

                 INDONESIA - 1.4%
  4,000,000,000  Indonesian Government Bond (IDR) ......           10.00%      07/15/17      $     495,224
  8,000,000,000  Indonesian Government Bond (IDR) ......           10.50%      08/15/30          1,171,435
                                                                                             -------------
                                                                                                 1,666,659
                                                                                             -------------

                 IVORY COAST - 1.2%
      1,600,000  Ivory Coast Government Bond (USD) .....            3.75%      12/31/32          1,388,000
                                                                                             -------------

                 LITHUANIA - 1.5%
      1,140,000  Republic of Lithuania (USD) ...........            7.38%      02/11/20          1,453,500
        300,000  Republic of Lithuania (USD) ...........            6.63%      02/01/22            373,125
                                                                                             -------------
                                                                                                 1,826,625
                                                                                             -------------

                 MALAYSIA - 1.8%
      2,500,000  Malaysia Government Bond (MYR) ........            3.21%      05/31/13            819,096
      3,900,000  Malaysia Government Bond (MYR) ........            4.01%      09/15/17          1,316,115
                                                                                             -------------
                                                                                                 2,135,211
                                                                                             -------------

                 MEXICO - 3.7%
     43,800,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) .............................            7.50%      06/03/27          3,940,382
      5,600,000  Mexico Treasury Billl (MXN) ...........              (e)      10/04/12            434,752
        100,000  United Mexican States (USD) ...........            6.05%      01/11/40            133,750
                                                                                             -------------
                                                                                                 4,508,884
                                                                                             -------------

                 PAKISTAN - 0.6%
        900,000  Islamic Republic of Pakistan (USD) ....            6.88%      06/01/17            765,000
                                                                                             -------------

                 PERU - 1.2%
      2,900,000  Peruvian Government Bond (PEN) ........            7.84%      08/12/20          1,385,525
                                                                                             -------------

                 QATAR - 0.7%
        690,000  State of Qatar (USD) ..................            5.25%      01/20/20            819,375
                                                                                             -------------

                 ROMANIA - 0.7%
        780,000  Romanian Government International Bond
                     (USD) .............................            6.75%      02/07/22            880,425
                                                                                             -------------

                 RUSSIA - 1.4%
     50,000,000  Russian Foreign Bond (RUB) ............            7.85%      03/10/18          1,723,033
                                                                                             -------------

                 SENEGAL - 0.3%
        250,000  Republic of Senegal (USD) .............            8.75%      05/13/21            303,750
                                                                                             -------------

                 SERBIA - 2.5%
        850,000  Republic of Serbia (USD) ..............            7.25%      09/28/21            905,250
        650,000  Republic of Serbia (USD) (d)...........            7.25%      09/28/21            692,250
     61,000,000  Serbia Treasury Bills (RSD) ...........              (e)      12/13/12            666,377
     67,000,000  Serbia Treasury Bills (RSD) ...........              (e)      01/17/13            721,759
                                                                                             -------------
                                                                                                 2,985,636
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (CONTINUED)

                 SOUTH AFRICA - 3.6%
        520,000  Eskom Holdings Ltd. (USD) .............            5.75%      01/26/21      $     595,400
      5,350,000  Republic of South Africa (ZAR) ........            8.25%      09/15/17            708,894
     20,170,000  Republic of South Africa (ZAR) ........           10.50%      12/21/26          3,068,125
                                                                                             -------------
                                                                                                 4,372,419
                                                                                             -------------

                 TURKEY - 3.8%
        550,000  Republic of Turkey (USD) ..............            6.25%      09/26/22            659,560
      1,470,000  Turkey Government Bond (TRY) ..........           16.00%      08/28/13            882,532
      3,400,000  Turkey Government Bond (TRY) ..........            9.00%      01/27/16          1,974,071
      1,700,000  Turkey Government Bond (TRY) ..........           10.50%      01/15/20          1,071,220
                                                                                             -------------
                                                                                                 4,587,383
                                                                                             -------------

                 UKRAINE - 0.1%
        130,000  Ukraine Government Bond (USD) .........            6.58%      11/21/16            125,710
                                                                                             -------------

                 UNITED ARAB EMIRATES - 1.3%
      1,300,000  Dubai Government International Bond (USD)          7.75%      10/05/20          1,547,000
                                                                                             -------------

                 URUGUAY - 1.3%
     14,020,000  Republica Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (f)............            5.00%      09/14/18          1,218,855
      3,720,000  Republica Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (f)............            4.25%      04/05/27            315,337
                                                                                             -------------
                                                                                                 1,534,192
                                                                                             -------------

                 VENEZUELA - 2.5%
        300,000  Republic of Venezuela (USD) ...........            8.50%      10/08/14            303,000
      2,150,000  Republic of Venezuela (USD) ...........            5.75%      02/26/16          1,969,937
        600,000  Republic of Venezuela (USD) ...........            7.75%      10/13/19            520,500
        350,000  Republic of Venezuela (USD) ...........            7.65%      04/21/25            275,625
                                                                                             -------------
                                                                                                 3,069,062
                                                                                             -------------

                 VIETNAM - 0.2%
        200,000  Socialist Republic of Vietnam (USD) ...            6.88%      01/15/16            219,000
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ............................           49,555,427
                 (Cost $45,952,515)                                                          -------------

FOREIGN CORPORATE BONDS AND NOTES (c) - 15.9%

                 BRAZIL - 1.4%
        200,000  Banco do Estado do Rio Grande do Sul
                     (USD) (d)..........................            7.38%      02/02/22            223,500
        150,000  Odebrecht Finance Ltd. (USD) ..........            7.50%      09/14/15            160,125
        200,000  Odebrecht Finance Ltd. (USD) (d).......            7.13%      06/26/42            223,300
        550,000  OGX Petroleo e Gas Participacoes S.A.
                     (USD) .............................            8.50%      06/01/18            497,750
        300,000  OSX 3 Leasing B.V. (USD) (d)...........            9.25%      03/20/15            312,240

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (c) - (CONTINUED)

                 BRAZIL - (CONTINUED)
        220,000  Vale Overseas Ltd. (USD) ..............            4.38%      01/11/22      $     231,550
                                                                                             -------------
                                                                                                 1,648,465
                                                                                             -------------

                 CHINA - 1.4%
        350,000  Agile Property Holdings Ltd. (USD) ....            9.88%      03/20/17            365,750
        350,000  Central China Real Estate Ltd. (USD) ..           12.25%      10/20/15            383,250
        200,000  COSL Finance BVI Ltd. (USD) (d)........            3.25%      09/06/22            199,005
        500,000  MCC Holding (Hong Kong) Corp. Ltd. (USD)           4.88%      07/29/16            521,821
        200,000  Yancoal International Resources
                     Development Co. Ltd. (USD) (d).....            5.73%      05/16/22            208,409
                                                                                             -------------
                                                                                                 1,678,235
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        350,000  AES Andres Dominicana/Itabo Dominicana
                     (USD) .............................            9.50%      11/12/20            381,500
                                                                                             -------------

                 EL SALVADOR - 0.4%
        450,000  Telemovil Finance Co., Ltd. (USD) .....            8.00%      10/01/17            478,395
                                                                                             -------------

                 GUATEMALA - 0.4%
        400,000  Industrial Subordinated Trust (USD) ...            8.25%      07/27/21            446,816
                                                                                             -------------

                 INDONESIA - 0.7%
        600,000  Pertamina Persero PT (USD) (d).........            4.88%      05/03/22            647,250
        150,000  PT Adaro Indonesia (USD) ..............            7.63%      10/22/19            166,500
                                                                                             -------------
                                                                                                   813,750
                                                                                             -------------

                 KAZAKHSTAN - 0.3%
             10  BTA Bank JSC (USD) (g).................           10.75%      07/01/18                  2
        300,000  Kazakhstan Temir Zholy Finance B.V. (USD)
                     (d)................................            6.95%      07/10/42            364,875
                                                                                             -------------
                                                                                                   364,877
                                                                                             -------------

                 MEXICO - 2.4%
        350,000  BBVA Bancomer S.A. Texas (USD) (d).....            6.75%      09/30/22            383,250
        300,000  CEMEX Espana S.A. Luxembourg (USD) ....            9.88%      04/30/19            308,250
        400,000  Corporacion GEO S.A. de C.V. (USD) (d).            8.88%      03/27/22            410,000
        534,000  Desarrolladora Homex S.A. (USD) .......            9.50%      12/11/19            550,020
        637,813  GEO Maquinaria S.A. de C.V. (USD) .....            9.63%      05/02/21            593,166
        100,000  Petroleos Mexicanos (USD) .............            6.50%      06/02/41            125,150
        457,000  Servicios Corporativos Javer Sapi de C.V.
                     (USD) .............................            9.88%      04/06/21            455,858
        125,000  Urbi Desarrollos Urbanos Sab de C.V.
                     (USD) .............................            9.50%      01/21/20            111,250
                                                                                             -------------
                                                                                                 2,936,944
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (c) - (CONTINUED)

                 MULTINATIONAL - 0.6%
        700,000  African Export-Import Bank (USD) ......            5.75%      07/27/16      $     756,700
                                                                                             -------------

                 NIGERIA - 0.6%
        350,000  Access Finance B.V. (USD) (d)..........            7.25%      07/25/17            368,242
        350,000  GTB Finance B.V. (USD) ................            7.50%      05/19/16            385,464
                                                                                             -------------
                                                                                                   753,706
                                                                                             -------------

                 PERU - 0.2%
        210,000  Corp. Azucarera del Peru S.A. (USD) (d)            6.38%      08/02/22            222,600
                                                                                             -------------

                 PHILIPPINES - 0.2%
        250,000  Alliance Global Group, Inc. (USD) .....            6.50%      08/18/17            273,123
                                                                                             -------------

                 RUSSIA - 4.6%
        450,000  Alfa Bank (USD) .......................            7.88%      09/25/17            487,237
        200,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) .............................            7.75%      04/28/21            212,760
        250,000  Gazprom Neft OAO via GPN Capital S.A.
                     (USD) (d)..........................            4.38%      09/19/22            250,000
        350,000  Home Credit & Finance Bank via Eurasia
                     Capital S.A. (USD) ................            7.00%      03/18/14            360,938
        400,000  Metalloinvest Finance Ltd. (USD) ......            6.50%      07/21/16            408,000
        250,000  Novolipetsk Steel OJSC via Steel Funding
                     (USD) (d)..........................            4.95%      09/26/19            250,000
     20,300,000  Russian Agricultural Bank OJSC via RSHB
                     Capital S.A. (RUB) ................            8.63%      02/17/17            673,521
     50,000,000  RZD Capital Ltd. (RUB) ................            8.30%      04/02/19          1,660,923
        300,000  Sberbank of Russia via SB Capital S.A.
                     (USD) (d)..........................            6.13%      02/07/22            332,250
        350,000  Vimpelcom Holdings B.V. (USD) .........            7.50%      03/01/22            367,938
        400,000  VTB Bank OJSC via VTB Capital S.A. (USD)           6.88%      05/29/18            431,520
        150,000  VTB Bank OJSC via VTB Capital S.A. (USD)           6.55%      10/13/20            158,820
                                                                                             -------------
                                                                                                 5,593,907
                                                                                             -------------

                 TURKEY - 0.6%
        200,000  Turkiye Vakiflar Bankasi (USD) (d).....            5.75%      04/24/17            211,500
        500,000  Yasar Holdings (USD) ..................            9.63%      10/07/15            501,250
                                                                                             -------------
                                                                                                   712,750
                                                                                             -------------

                 UKRAINE - 0.5%
        160,000  Metinvest B.V. (USD) ..................           10.25%      05/20/15            162,000
        200,000  Metinvest B.V. (USD) ..................            8.75%      02/14/18            191,500
        250,000  MHP S.A. (USD) ........................           10.25%      04/29/15            255,000
                                                                                             -------------
                                                                                                   608,500
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (c) - (CONTINUED)

                 UNITED ARAB EMIRATES - 0.7%
        750,000  Dubai Electricity & Water Authority (USD)          7.38%      10/21/20      $     880,500
                                                                                             -------------

                 VENEZUELA - 0.6%
        750,000  Petroleos de Venezuela S.A. (USD) .....            8.50%      11/02/17            680,625
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ..................................     19,231,393
                 (Cost $18,151,549)                                                          -------------

                 TOTAL INVESTMENTS - 102.8% ...............................................    124,132,682
                 (Cost $101,072,000) (h)

                 OUTSTANDING LOANS - (4.8%) ...............................................    (5,800,000)

                 NET OTHER ASSETS AND LIABILITIES - 2.0% ..................................      2,443,655
                                                                                             -------------
                 NET ASSETS - 100.0% ......................................................  $ 120,776,337
                                                                                             =============

---------------------------------------

      (a) All of the securities within the Portfolio of Investments are available to serve as collateral for the outstanding loans.

      (b)   Non-income producing security.

      (c) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.

      (d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2012, securities noted as such amounted to $6,666,796 or 5.52% of net assets.

      (e)   Zero coupon bond.

      (f) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (g) The issuer is in default and has filed for protection in bankruptcy court. Income is not being accrued.

      (h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,462,456 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,401,774.

      ADR   American Depositary Receipt

Currency Abbreviations
      BRL   Brazilian Real
      EUR   Euro
      HUF   Hungarian Forint


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


      IDR   Indonesian Rupiah
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      PEN   Peruvian New Sol
      RSD   Serbian Dinar
      RUB   Russian Ruble
      TRY   Turkish Lira
      USD   United States Dollar
      UYU   Uruguayan Peso
      ZAR   South African Rand


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Kazakhstan................................  $             1  $          --  $             1  $           --
    Other Country Categories*.................       55,345,861     55,345,861               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       55,345,862     55,345,861                1              --
Foreign Sovereign Bonds and Notes*............       49,555,427             --       49,555,427              --
Foreign Corporate Bonds and Notes*............       19,231,393             --       19,231,393              --
                                                ---------------  -------------  ---------------  --------------

Total.........................................  $   124,132,682  $  55,345,861  $    68,786,821  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (166,601) $          --  $      (166,601) $           --
                                                ===============  =============  ===============  ==============


*  See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contacts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2012, the Fund transferred common stock valued at $1 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of a lack of trading volume on the primary exchange on September 28, 2012, the last business day of the month.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


                                                   % OF TOTAL
INDUSTRY CLASSIFICATION                           INVESTMENTS
---------------------------------------------------------------
Government Bonds and Notes                          39.9  %
Commercial Banks                                    11.7
Oil, Gas & Consumable Fuels                          8.0
Real Estate Management & Development                 4.4
Semiconductors & Semiconductor Equipment             4.1
Metals & Mining                                      3.2
Wireless Telecommunication Services                  2.8
Diversified Financial Services                       2.1
Beverages                                            2.0
Automobiles                                          1.9
Household Durables                                   1.7
Food & Staples Retailing                             1.6
Construction Materials                               1.4
Pharmaceuticals                                      1.4
Road & Rail                                          1.3
Thrifts & Mortgage Finance                           1.3
Energy Equipment & Services                          1.2
Specialty Retail                                     1.1
Electric Utilities                                   1.0
IT Services                                          0.9
Consumer Finance                                     0.9
Insurance                                            0.7
Tobacco                                              0.7
Chemicals                                            0.7
Multiline Retail                                     0.7
Special Purpose Banks                                0.6
Transportation Infrastructure                        0.6
Machinery                                            0.5
Household Products                                   0.5
Diversified Telecommunication Services               0.4
Food Products                                        0.4
Construction & Engineering                           0.3
---------------------------------------------------------------
                                          Total      100.0%
                                                 ==============


CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                    42.7  %
HKD                                     6.3
BRL                                     5.8
ZAR                                     5.6
TRY                                     5.2
INR                                     5.2
MXN                                     4.3
RUB                                     3.3
MYR                                     3.1
THB                                     2.8
KRW                                     2.7
TWD                                     2.2
HUF                                     2.1
IDR                                     2.0
PHP                                     1.5
UYU                                     1.2
RSD                                     1.1
PEN                                     1.1
GBP                                     1.0
PLN                                     0.8
EUR                                     0.0  ##
KZT                                     0.0  ##
--------------------------------------------------
                              Total     100.0%
                                     =============

#   The weightings include the impact of
    currency forwards.
##  Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2012 (UNAUDITED)

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF     UNREALIZED
 SETTLEMENT                      AMOUNT                AMOUNT          SEPTEMBER 30,    SEPTEMBER 30,   APPRECIATION/
    DATE     COUNTERPARTY    PURCHASED (a)            SOLD (a)             2012             2012        (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
  10/24/12  GSI             EUR        490,000    USD        629,887  $       629,843  $       629,887             (44)
  12/05/12  JPM             USD      1,847,800    BRL      3,834,000        1,847,800        1,874,923         (27,123)
  10/24/12  JPM             USD        603,395    EUR        490,000          603,395          629,843         (26,448)
  10/24/12  RBS             USD      1,512,336    HUF    357,827,000        1,512,336        1,606,194         (93,858)
  12/05/12  JPM             USD        689,695    IDR  6,734,876,000          689,696          697,024          (7,328)
  10/24/12  CIT             USD        387,599    MXN      5,058,000          387,599          391,809          (4,210)
  10/24/12  RBS             USD        393,049    MXN      5,172,000          393,049          400,639          (7,590)
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)...........................................                   $     (166,601)
                                                                                                        ==============

(a) Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
        CIT   Citibank, NA
        GSI   Goldman Sachs International
        JPM   JPMorgan Chase
        RBS   Royal Bank of Scotland

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's securities will be valued as follows:

      Bond, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2012 (UNAUDITED)


      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2012, is included with the Fund's Portfolio of Investments.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2012 (UNAUDITED)


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2012, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended September 30, 2012, the open and close notional values of forward foreign currency contracts were $50,121,029 and $51,024,633, respectively.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust/Aberdeen Emerging Opportunity Fund
              -------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date     November 19, 2012
        -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date     November 19, 2012
        -------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date     November 19, 2012
        -------------------

* Print the name and title of each signing officer under his or her signature.